OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 28,176	$ 17,773
Accrued warranty costs (See B below)	8,287	4,839
Governmental institutions	12,372	5,758
Other	50	48
Other current liabilities	$ 48,885	$ 28,418